Subsequent Events - Additional Information (Detail)				12 Months Ended
	Mar. 04, 2022 $ / shares shares	Mar. 01, 2022 $ / shares shares	Feb. 23, 2022 $ / shares shares	Dec. 31, 2021 kr / shares shares	Dec. 31, 2020 $ / shares shares
Statements [Line Items]
Number of shares outstanding and issued				832,146,748	832,146,748
Number of shares issued				1,010,388,454	1,010,388,454
Incentive Subscription Rights [Member]
Statements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | (per share)				kr 1.33	$ 1.65
Major Share Based Transactions [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding	394,409	1,765,791
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.48	$ 1.70
Major Share Based Transactions [Member] | Incentive Subscription Rights [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding			8,350,900
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 2.08
Share-based Payment Award, vesting percentage			25.00%
Sharebased Payment Award Expiration Date			May 15, 2026
Number of shares issued			80,107,297
Major Share Based Transactions [Member] | Employee Share Purchase Plan [Member]
Statements [Line Items]
Number of shares outstanding and issued	1,012,548,654